Trillium Small/Mid Cap Fund
Institutional Class Ticker: TSMDX
*Retail Class Ticker: TBD
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Supplement dated May 15, 2019 to the
Statutory Prospectus dated October 31, 2018
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Effective immediately, Mitali Prasad, CFA, now serves as a portfolio manager for the Trillium Small/Mid Cap Fund (“SMID Fund”). Elizabeth Levy, CFA, Laura McGonagle, CFA and Mitali Prasad, CFA, are responsible for the day-to-day management of the SMID Fund.

Effective immediately, Matthew Patsky, CFA no longer serves as a portfolio manager for the SMID Fund. All references to Mr. Patsky are hereby deleted with respect to the SMID Fund.

The following replaces the information on page 4 of the Prospectus:

Portfolio Managers

The SMID Fund is managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Laura McGonagle, CFA	Senior Vice President, Portfolio Manager and Research Analyst	Inception (2015)
Elizabeth Levy, CFA	Senior Vice President, Portfolio Manager and Research Analyst	2017
Mitali Prasad, CFA	Portfolio Manager and Research Analyst	2019

Please retain this Supplement with your Summary Prospectus.